Supplemental Cash Flow Information (Details) - Schedule of reconciliation of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 190,081	$ 18,334
Restricted cash	1,500
Total cash, cash equivalents and restricted cash	$ 191,581	$ 18,334